CONSOLIDATED STATEMENTS OF CASH FLOWS(USD ($))	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 5,894,960	$ 6,570,598	$ 8,312,469	$ 8,301,905
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	83,926	50,233	66,323	47,586
Provision for loan losses	500,123	37,276	85,035	42,994
(Under)/over provision on financial guarantee services	(202,361)	(36,230)	(13,714)	137,871
Deferred tax expense	11,705	25,168	37,420	77,918
Changes in operating assets and liabilities:
Interest receivable	62,478	(90,273)	(233,150)	67,914
Tax receivable, net	(1,021,744)	8,930	583,872	(49,556)
Other assets	436,288	6,047	(420,261)	(170,178)
Unearned income from guarantee services	(181,941)	(62,873)	(189,107)	220,274
Other current liabilities	(161,387)	(28,057)	67,051	347,907
Net cash provided by operating activities	5,422,047	6,480,819	8,295,938	9,024,635
Cash flows from investing activities:
Originated loans disbursement to third parties	(186,874,447)	(145,961,798)	(211,973,357)	(178,770,885)
Loans collection from third parties	184,319,796	141,759,435	203,593,105	173,422,870
Originated loans disbursement to related parties				(232,055)
Loans collection from related parties		237,564	237,564	928,217
Payment of loans on behalf of guarantees	(435,468)			(981,974)
Collection from guarantees for loan paid on behalf		526,653	526,653	137,625
Deposit released from banks for financial guarantee services	5,447,398	4,052,733	5,080,706	4,433,290
Deposit paid to banks for financial guarantee services	(4,584,430)	(1,388,553)	(3,652,041)	(3,836,807)
Release of security deposit on financial guarantee to relate party				(122,326)
Purchases of property and equipment	(58,758)	(166,592)	(305,032)	(673)
Net cash used in investing activities	(2,185,909)	(940,558)	(6,492,402)	(5,022,718)
Cash flows from financing activities:
Short-term bank borrowings	4,881,859	5,536,573	23,812,727	41,448,912
Issuance of Series A Preferred stocks	50,000	272,500	322,500
Issuance of Series B Preferred stocks	70,000		310,000
Repayment of short-term bank borrowings	(10,563,457)	(11,879,175)	(26,927,528)	(38,151,697)
Issuance costs of Series A and Series B Preferred stocks	(12,744)	(19,229)	(123,529)
Proceeds from initial public offering, net of offering costs	7,473,528
Proceeds from exercise of underwriter over-allotment, net of offering costs	255,992
Common stock issuance cost	(80,019)		(45,000)
Cash payment in reverse acquisition		(245,401)	(245,401)
Short-term borrowings from related parties				7,609,633
Due from a related party				(7,882,954)
Payments of dividends		(842,554)	(842,554)	(4,364,650)
Net cash used in financing activities	2,075,159	(7,177,286)	(3,738,785)	(1,340,756)
Effect of exchange rate fluctuation on cash and cash equivalents	72,797	27,908	(26,334)	229,332
Net (decrease)/ increase in cash and cash equivalents	5,384,094	(1,609,117)	(1,961,583)	2,890,493
Cash and cash equivalents at beginning of year	1,588,061	3,549,644	3,549,644	659,151
Cash and cash equivalents at end of year	6,972,155	1,940,527	1,588,061	3,549,644
Supplemental disclosure cash flow information
Cash paid for interest	909,190	1,088,318	1,309,047	1,568,024
Cash paid for income tax	2,057,841	1,091,816	1,091,816	2,119,439
Supplemental disclosure for noncash financing activities:
Par value $0.001 per share, 540,000 shares issued to founder shareholder				540
Par value $0.001 per share, 360,000 shares issued to an advisor				$ 360